Offsetting Of Derivatives, Repurchase Agreements, And Securities Lending Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Summary Of Offsetting Of Derivatives, Repurchase Agreements, And Securities Lending Transactions [Table Text Block]

At March 31, 2013	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥14,648	¥—	¥14,648	¥(12,341)	¥(283)	¥2,024
Receivables under resale agreements	6,960	(1,300)	5,660	(4,849)	—	811
Receivables under securities borrowing transactions	2,615	—	2,615	(1,815)	—	800

Total	¥24,223	¥(1,300)	¥22,923	¥(19,005)	¥(283)	¥3,635

Financial liabilities:
Derivative liabilities	¥14,867	¥—	¥14,867	¥(12,134)	¥(1,207)	¥1,526
Payables under repurchase agreements(1)	17,188	(1,300)	15,888	(15,804)	—	84
Payables under securities lending transactions	3,993	—	3,993	(1,695)	—	2,298
Obligations to return securities received as collateral	3,035	—	3,035	(374)	—	2,661

Total	¥39,083	¥(1,300)	¥37,783	¥(30,007)	¥(1,207)	¥6,569

	Gross amounts of recognized assets/ liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
At March 31, 2014				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,810	¥—	¥11,810	¥(9,552)	¥(360)	¥1,898
Receivables under resale agreements	10,346	(3,046)	7,300	(6,502)	(7)	791
Receivables under securities borrowing transactions	4,210	—	4,210	(3,614)	—	596

Total	¥26,366	¥(3,046)	¥23,320	¥(19,668)	¥(367)	¥3,285

Financial liabilities:
Derivative liabilities	¥11,765	¥—	¥11,765	¥(9,437)	¥(984)	¥1,344
Payables under repurchase agreements(1)	24,674	(3,046)	21,628	(21,345)	(5)	278
Payables under securities lending transactions	5,521	—	5,521	(4,795)	(9)	717
Obligations to return securities received as collateral	3,971	—	3,971	(220)	—	3,751

Total	¥45,931	¥(3,046)	¥42,885	¥(35,797)	¥(998)	¥6,090

Note:

(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥188,100 million and ¥360,220 million at March 31, 2013 and 2014, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.